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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321


                    Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                Pioneer Municipal High Income Trust
                SCHEDULE OF INVESTMENTS 1/31/10 (unaudited)


 Principal
 Amount ($)                                                         Value ($)

               TAX EXEMPT OBLIGATIONS  - 126.5% of Net Assets
               Alabama - 1.4%
1,000,000      Huntsville-Redstone Village Special Care Facilities   828,530
4,500,000      Huntsville-Redstone Village Special Care Facilities 3,329,190
                                                                   4,157,720
               Arizona - 2.1%
5,000,000      Apache County Industrial Development Authority, 5.854,984,750
970,000        Pima County Industrial Development Authority, 7.25%,  938,756
500,000        Yavapai County Industrial Development Authority, 6.0  501,090
                                                                   6,424,596
               California - 8.3%
7,885,000  (a) California State University Revenue, RIB, 10.72%, 117,897,222
602,382    (b) California Statewide Communities Development Authority
		Environmental Facilities Revenue,
                    9.0%, 12/1/38                                    118,970
1,000,000      California Statewide Communities Development Authori1,009,130
5,150,000  +   Golden State Tobacco Securitization Corp., 7.8%, 6/ 6,208,428
7,000,000  +   Golden State Tobacco Securitization Corp., 7.875%, 68,454,880
1,000,000      University of California Revenue, 5.0%, 5/15/25     1,057,060
655,000    (b) Valley Health System Hospital Revenue, 6.5%, 5/15/25  360,578
                                                                   25,106,268
               Connecticut - 5.2%
10,335,000 (a) Connecticut Health & Educational Facilities Authorit11,682,167
5,000,000      Mohegan Tribe Indians Gaming Authority, 6.25%, 1/1/34,004,950
                                                                   15,687,117
               District of Columbia - 3.6%
5,000,000      District of Columbia Tobacco Settlement Financing Co4,940,300
6,000,000      District of Columbia Tobacco Settlement Financing Co6,011,760
                                                                   10,952,060
               Florida - 5.4%
1,700,000      Beacon Lakes Community Development, 6.9%, 5/1/35    1,610,614
2,000,000      Brevard County Health Facilities Authority Revenue, 1,783,280
1,000,000      Hillsborough County Industrial Development Authority1,107,060
2,445,000      Liberty County Subordinate Revenue, 8.25%, 7/1/28   2,090,402
2,500,000      Miami-Dade County Aviation Revenue, 5.5%, 10/1/41   2,477,550
1,000,000      St. Johns County Industrial Development Authority Re  773,480
2,000,000      St. Johns County Industrial Development Authority Re1,412,860
5,000,000      Tallahassee Health Facilities Revenue, 6.375%, 12/1/5,015,400
                                                                   16,270,646
               Georgia - 2.6%
4,240,000  (a) Atlanta Georgia Water & Waste Revenue, RIB, 10.72%, 4,122,298
500,000        Clayton County Development Authority Revenue, 9.0%,   502,065
2,400,000      Fulton County Residential Care Facilities Revenue, 51,772,808
1,100,000      Fulton County Residential Care Facilities Revenue, 5  723,415
1,000,000      Rockdale County Development Authority Revenue, 6.125  805,920
                                                                   7,926,506
               Idaho - 1.7%
5,000,000      Power County Industrial Development Corp., 6.45%, 8/4,988,200

               Illinois - 11.3%
2,000,000  (c) Centerpoint Intermodal Center, 7.5%, 6/15/23 (144A) 1,995,900
12,000,000     Chicago O'Hare International Airport Special Facilit8,160,960
1,000,000      Illinois Finance Authority Revenue, 6.0%, 11/15/27    838,330
2,000,000      Illinois Finance Authority Revenue, 6.0%, 8/15/39   2,190,020
4,000,000      Illinois Finance Authority Revenue, 6.0%, 11/15/39  3,034,760
2,500,000      Illinois Finance Authority Revenue, 6.5%, 4/1/39    2,578,975
1,500,000  (b) Illinois Health Facilities Authority Revenue, 6.9%,   661,620
16,880,000 (d) Metropolitan Pier & Exposition Authority Dedicated S13,383,139
1,745,000      Southwestern Illinois Development Authority Revenue,1,227,224
                                                                   34,070,928
               Indiana - 4.0%
5,000,000      Indiana Health & Educational Facility Financing Auth4,505,850
1,000,000      Indiana State Development Finance Authority Revenue,  979,980
4,300,000      Indiana State Development Finance Authority Revenue,4,398,384
2,570,000      Vigo County Hospital Authority Revenue, 5.8%, 9/1/472,093,933
                                                                   11,978,147
               Louisiana - 2.0%
1,500,000      Louisiana Local Government Environmental Facilities 1,546,830
5,000,000      Louisiana Public Facilities Authority Revenue, 5.5%,4,541,700
                                                                   6,088,530
               Massachusetts - 6.1%
5,000,000      Massachusetts Development Finance Agency Revenue, 5.5,296,350
2,385,000      Massachusetts Development Finance Agency Revenue, 7.1,858,750
1,000,000      Massachusetts Educational Financing Authority Revenu1,064,540
3,500,000      Massachusetts Health & Educational Facilities Author3,520,055
2,500,000      Massachusetts Health & Educational Facilities Author2,193,375
5,000,000      Massachusetts Health & Educational Facilities Author4,528,150
                                                                   18,461,220
               Michigan - 3.7%
935,000        Doctor Charles Drew Academy, 5.7%, 11/1/36            563,468
1,525,000      Flint Michigan Hospital Building Authority Revenue, 1,418,921
1,500,000      John Tolfree Health System Corp., 6.0%, 9/15/23     1,345,200
2,000,000      Michigan State Hospital Finance Authority Revenue, 51,725,960
5,830,000      Michigan Tobacco Settlement Finance Authority, 6.0%,4,627,271
1,470,000      Star International Academy Certificates of Participa1,293,747
                                                                   10,974,567
               Minnesota - 0.6%
1,675,000      Duluth Economic Development Authority Health Care Fa1,700,996

               Mississippi - 1.0%
3,000,000      Mississippi Business Finance Corp. Pollution Control2,999,670

               Montana - 0.1%
1,600,000  (b) Two Rivers Authority, Inc. Correctional Facility Imp  246,528

               Nebraska - 0.3%
2,000,000      Grand Island Solid Waste Disposal Facilities Revenue1,001,520

               Nevada - 0.0%
2,000,000  (b) Nevada State Department of Business & Industry, 7.25   80,000

               New Jersey - 12.0%
2,000,000      New Jersey Economic Development Authority Revenue, 61,872,080
13,350,000     New Jersey Economic Development Authority Revenue, 611,660,290
1,000,000      New Jersey Economic Development Authority Revenue, 6  911,760
6,150,000  (c) New Jersey Economic Development Authority Revenue, 75,864,947
10,370,000     New Jersey Transportation Trust Fund Authority, 0.0%4,106,001
10,000,000 +   Tobacco Settlement Financing Corp., 6.75%, 6/1/39   11,836,200
                                                                   36,251,278
               New Mexico - 1.2%
1,500,000      Otero County New Mexico Project Revenue, 6.0%, 4/1/21,231,740
2,960,000      Otero County New Mexico Project Revenue, 6.0%, 4/1/22,311,938
                                                                   3,543,678
               New York - 8.5%
2,500,000      Albany New York Industrial Development Agency Civic 2,415,675
3,000,000      Dutchess County Industrial Development Agency Revenu2,949,000
2,000,000      Hempstead Local Development Corp. Revenue Bonds, 5.71,997,080
2,450,000      Nassau County New York Industrial Development Agency2,192,627
990,000        New York City Industrial Development Agency, 6.9%, 8  796,821
7,040,000  (a) New York State Dormitory Authority Revenue, RIB, 12.9,125,530
2,000,000      Suffolk County Industrial Development Agency, 7.25%,1,849,740
4,000,000      Triborough Bridge & Tunnel Authority Revenue, 5.25%,4,141,400
                                                                   25,467,873
               North Carolina - 2.8%
4,790,000      Charlotte North Carolina Special Facilities Revenue,3,376,950
5,740,000      Charlotte North Carolina Special Facilities Revenue,4,933,932
                                                                   8,310,882
               Oklahoma - 1.8%
1,225,000      Tulsa Municipal Airport Revenue, 6.25%, 6/1/20      1,038,433
4,350,000      Tulsa Municipal Airport Revenue, 7.35%, 12/1/11     4,302,585
                                                                   5,341,018
               Pennsylvania - 7.9%
3,000,000      Allegheny County Hospital Development Authority Reve2,270,040
1,550,000      Allegheny County Hospital Development Authority Reve1,391,637
12,300,000 +   Allegheny County Hospital Development Authority Reve13,414,995
1,000,000      Columbia County Hospital Authority Health Care Reven  837,820
845,000        Hazleton Health Services Authority Hospital Revenue,  771,713
1,280,000      Langhorne Manor Borough Higher Education & Health Au  640,000
5,000,000      Pennsylvania Economic Development Financing Authority
		Solid Waste Disposal Revenue,
                   6.0%, 6/1/31                                    4,085,200
500,000        Pennsylvania Higher Educational Facilities Authority  473,100
                                                                   23,884,505
               Rhode Island - 1.7%
6,000,000      Central Falls Detention Facilities Revenue, 7.25%, 75,124,780

               South Carolina - 2.3%
5,185,000  +   South Carolina Jobs Economic Development Authority R6,075,316
665,000    +   South Carolina Jobs Economic Development Authority R  782,186
                                                                   6,857,502
               Tennessee  - 4.9%
7,000,000  +   Johnson City Health & Educational Facilities Board H7,911,610
2,480,000      Knox County Health, Educational & Housing Facilities Board
		Hospital Revenue,
                   6.375%, 4/15/22                                 2,633,636
4,600,000      Sullivan County Health, Educational & Housing Facilities Board
		Hospital Revenue,
                   5.25%, 9/1/36                                   4,061,064
                                                                   14,606,310
               Texas  - 13.5%
1,345,000      Bexar County Housing Finance Corp., 8.0%, 12/1/36   1,007,580
1,000,000      Dallas-Fort Worth International Airport Revenue, 6.0  902,540
4,000,000      Decatur Hospital Authority Revenue, 7.0%, 9/1/25    3,936,440
769,709    (b) Gulf Coast Industrial Development Authority Revenue,  152,018
3,750,000      Houston Airport System Special Facilities Revenue, 53,035,175
5,340,000      Lubbock Health Facilities Development Corp., 6.625%,4,707,797
10,000,000     North Texas Tollway Authority Revenue, 5.75%, 1/1/3310,242,100
2,810,000  (a) Northside Independent School District, RIB, 11.15%, 3,097,182
500,000        Sabine River Authority Pollution Control Revenue, 6.  313,605
7,040,000  (a) Texas State, RIB, 12.03%, 4/1/30 (144A)             8,028,557
630,000        Willacy County Local Government Corp. Revenue, 6.0%,  628,740
5,130,000      Willacy County Local Government Corp. Revenue, 6.8754,442,529
                                                                   40,494,263
               Utah  - 0.2%
800,000        Spanish Fork City Charter School Revenue, 5.55%, 11/  663,624

               Vermont  - 0.5%
1,500,000      Vermont Educational & Health Buildings Financing Age1,552,170

               Virginia  - 0.3%
1,000,000      Peninsula Ports Authority, 6.0%, 4/1/33             1,015,350

               Washington - 9.4%
4,710,000      Spokane Public Facilities District Hotel/Motel Tax &4,916,816
7,025,000      Tobacco Settlement Authority Revenue, 6.625%, 6/1/327,035,608
14,315,000     Washington State General Obligation, 0.0%, 6/1/22   8,590,145
3,795,000      Washington State Health Care Facilities Authority Re3,871,355
5,000,000      Washington State Housing Finance Committee Nonprofit3,807,050
                                                                   28,220,974
               Wisconsin  - 0.1%
2,320,000  (b)(Aztalan Wisconsin Exempt Facilities Revenue, 7.5%, 5  321,320

               TOTAL TAX-EXEMPT OBLIGATIONS
               (Cost $376,396,780)                                380,770,746

               MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 2.5% of Net Assets 10,000,000 (c)(Non-Profit Preferred Funding Trust I,12.0%, 9/15/37 7,652,200
               TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
               (Cost $10,000,000)                                  7,652,200

Shares         COMMON STOCK - 1.0% of Net Assets
249,158    (f) Delta Air Lines, Inc.                               3,047,203
               TOTAL COMMON STOCK
               (Cost $6,612,756)                                   3,047,203

               TAX-EXEMPT MONEY MARKET MUTUAL FUND - 2.7% of Net Assets
8,000,000      BlackRock Liquidity Funds MuniFund Portfolio        8,000,000
               TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
               (Cost $8,000,000)                                   8,000,000

               TOTAL INVESTMENTS IN SECURITIES - 132.7%
               (Cost $401,009,536) (g)(h)                         399,470,149
               OTHER ASSETS AND LIABILITIES  0.9%                  2,643,094
               PREFERRED SHARES AT REDEMPTION VALUE,
               INCLUDING DIVIDENDS PAYABLE - (33.6)%             (101,004,277)
               NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%301,108,966

 RIB           Residual Interest Bonds

 (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2010 the value of these securities amounted to $56,358,613 or 18.7% of net assets applicable to common shareowners.

 +             Prerefunded bonds have been collateralized by U.S.
               Treasury securities or U.S. Government Agencies which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

 (a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the coupon rate at January 31, 2010.

 (b)           Security is in default and is non-income producing.

 (c)           The interest rate is subject to change periodically.
               The interest rate shown is the coupon rate at January 31, 2010.

 (d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
               The rate shown is the coupon rate at January 31, 2010.

 (e)           Indicates a security that has been deemed illiquid.
               The aggregate cost of illiquid securities is $12,320,000. The aggregate value of $7,973,520, represents 2.6% of the net assets applicable to common shareowners.

 (f)           Non-income producing.

 (h)           At January 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes
               of $399,054,708 was as follows:

             Aggregate gross unrealized gain for all investments $30,043,414 there is an excess of value over tax cost

             Aggregate gross unrealized loss for all investments (29,627,973)
               there is an excess of tax cost over value           $415,441
               Net unrealized gain

               For financial reporting purposes net unrealized loss on investments was $1,539,387 and cost of investments aggregated $401,009,536.


               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets:
                                Level 1      Level 2    Level 3     Total
Municipal bonds                   $0      $380,770,746    $0    $380,770,746
Municipal collateralized debt      0         7,652,200     0       7,652,200
Common stock                 3,047,203           0         0       3,047,203
Temporary cash investments   8,000,000           0         0       8,000,000
Total                      $11,047,203    $388,422,946    $0    $399,470,149


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2010

* Print the name and title of each signing officer under his or her signature.